Other Assets, Non-Current	12 Months Ended
Dec. 31, 2022
Other Assets, Non-Current [Abstract]
OTHER ASSETS, NON-CURRENT

10. OTHER ASSETS, NON-CURRENT

	As of December 31,
	2021	2022
	RMB	RMB
Long-term receivable(i)	175,000	105,825
Others	19,444	—
Total	194,444	105,825

Notes:

(i)	Long-term receivable represents the consideration receivable generated from the disposal of buildings to a third- party buyer. The Group filed appeal against the buyer because it did not repay the consideration on time as agreed. The local court has enforced asset preservation with properties value higher than the long-term receivable according to the Group’s appeal. The Group recorded RMB88,620 impairment losses on other non-current assets during the year ended December 31, 2022.